Shareholder Report, Holdings (Details)	Dec. 31, 2025
Class A | Diversified
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class A | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class A | Residential
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class A | Retail
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Specialty
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Diversified
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class C | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class C | Residential
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class C | Retail
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | Specialty
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Diversified
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class I | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class I | Residential
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class I | Retail
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class I | Specialty
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | Diversified
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class R | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class R | Residential
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class R | Retail
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R | Specialty
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | Diversified
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class Z | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Class Z | Residential
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Z | Retail
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class Z | Specialty
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class Z | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%